Summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Accounting Policies [Abstract]
Schedule of revised prior period amounts

Tabular summaries of the revisions are presented below:

	Consolidated Balance Sheet June 30, 2017
	Previously Reported	Revisions	Revised Reported
Additional paid in capital	$30,774,885	$725,004	$31,499,889

Accumulated deficit	(15,783,053)	(725,004)	(16,508,057)

	Consolidated Statement of Operations Year ended June 30, 2017
	Previously Reported	Revisions	Revised Reported
Net loss	$(9,108,240)	$(725,004)	$(9,833,244)

Net loss per ordinary share:
Basic	$(0.54)	$(0.04)	$(0.58)

Schedule of inventory

Inventory is stated at the lower of cost or market using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following at June 30, 2017 and 2016:

	June 30, 2017	June 30, 2016
Finished goods held for resale	$49,374	$43,544
Raw materials	139,102	—
	$188,476	$43,544

Schedule of common stock equivalents	The Company had the following common stock equivalents at September 30, 2017 and 2016:
	September 30, 2017	September 30, 2016
Options	675,000	160,000
Warrants	602,632	471,697
Totals	1,277,632	631,697
The Company had the following common stock equivalents at June 30, 2017 and 2016:
	June 30, 2017	June 30, 2016
Options	160,000	160,000
Warrants	612,165	471,697
Totals	772,165	631,697